3. Loans, Allowance for Loan Losses and Credit Quality (Details 4) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Group A	$ 438,208,275	$ 431,936,170
Group B	10,066,246	6,077,782
Group C	9,844,908	9,791,003
Total Loans	458,119,429	447,804,955
Commercial and industrial
Group A	59,764,081	61,201,586
Group B	4,724,729	2,316,908
Group C	702,314	871,726
Total Loans	65,191,124	64,390,220
Commercial Real Estate
Group A	168,326,527	157,767,641
Group B	4,529,493	3,280,904
Group C	5,350,522	5,563,285
Total Loans	178,206,542	166,611,830
Residential real estate - 1st lien
Group A	158,834,849	160,912,689
Group B	599,516	228,148
Group C	3,325,908	2,825,287
Total Loans	162,760,273	163,966,124
Residential real estate - Jr lien
Group A	44,041,594	44,018,956
Group B	212,508	251,822
Group C	466,164	530,705
Total Loans	44,720,266	44,801,483
Consumer
Group A	7,241,224	8,035,298
Group B	0	0
Group C	0	0
Total Loans	$ 7,241,224	$ 8,035,298